Propery, Plant And Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Gross	$ 9,927,726	$ 7,907,688
Less: accumulated depreciation	(92,716)	(63,122)
Property, plant and equipment, net	9,835,010	7,844,566
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Gross	9,782,541	7,766,316
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Gross	114,671	116,328
Furniture, fixtures and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Gross	$ 30,514	$ 25,044